Net Interest Income - Additional Information (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Net Interest Income [Abstract]
Net interest income	[1]	€ 6,860	€ 6,711

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.